Common Stock and Stockholders' Deficit - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 02, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock authorized (in shares)		126,700,000		126,700,000		121,000,000	121,000,000
Current liability related to common stock subject to repurchase		$ 800		$ 800		$ 1,100	$ 1,700
Unvested shares of common stock subject to repurchase (in shares)		159,167		159,167		223,136	324,500
Liability related to restricted stock subject to repurchase		$ 6,200		$ 6,200		$ 10,500	$ 16,200
Stock-based compensation expense		$ 10,592	$ 6,163	$ 26,971	$ 16,210	$ 22,608	$ 14,081
Shares reserved for issuance (in shares)		83,318,000		83,318,000		80,501,000	82,691,000
Options granted, weighted average grant date fair value (in USD per share)				$ 11.54	$ 7.41	$ 7.44	$ 6.71
Options vested (in shares)				3,887,187	3,095,000	4,189,825	2,960,091
Weighted average grant-date fair value of options vested (in USD per share)				$ 6.15	$ 4.94	$ 5.08	$ 3.70
Intrinsic value of options exercised				$ 22,800	$ 6,000	$ 9,800	$ 4,400
Unrecognized stock-based compensation expense		$ 128,500		$ 128,500		$ 65,200
Unrecognized stock-based compensation expense, expected period of recognition	4 years			2 years 6 months		2 years 7 months 6 days
The 2018 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares reserved for issuance (in shares)		2,266,432		2,266,432		4,043,637	7,762,602
Stock Options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period						4 years
Minimum proportion of fair market value of non-qualified stock options granted (as a percent)						85.00%
Minimum threshold of voting power (as a percent)						10.00%
Minimum proportion of fair market value of stock options granted to grantees that own more than 10% of voting power (as a percent)						110.00%
Expiration period						10 years
Expected dividend yield (as a percent)						0.00%
Stock Options - Grantees Owning >10% of Voting Power
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expiration period						5 years
Restricted Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Awards issued during period (in shares)								4,961,279
Vesting period								48 months
Unvested restricted common stock subject to repurchase (in shares)		1,343,680		1,343,680		2,273,919	3,514,239
Stock-based compensation expense		$ 1,100	$ 1,100	$ 3,400	$ 3,400	$ 4,600	$ 4,600